Derivative Financial Instruments - Narrative (Details) $ in Millions	Dec. 31, 2020 USD ($)
Interest rate swaps | Interest Expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount estimated to be reclassified as increase to interest expense	$ 0.1